Income and expenses - Cost of sales (Detail) - Total cost of sales [member] - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cost of sales [line items]
Purchase of goods and services	€ (31,725)	€ (37,870)	€ (39,114)
Amortization and depreciation	(11,788)	(10,917)	(9,910)
Payroll expenses	(32,438)	(37,715)	(33,036)
Other	(495)	(550)	(239)
Total	€ (76,446)	€ (87,052)	€ (82,299)